Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2019
Intangible Assets [Abstract]
Goodwill and Intangible Assets
GOODWILL AND INTANGIBLE ASSETS:
Goodwill and intangible assets are comprised of the following:

	2018
	Cost	Accumulated Amortization and Impairment	Net Book Value
Goodwill	$253.8	$55.4	$198.4

Intellectual property	$111.3	$111.3	$—
Other intangible assets	508.0	238.2	269.8
Computer software assets	290.1	276.3	13.8
	$909.4	$625.8	$283.6

	2019
	Cost	Accumulated Amortization and Impairment	Net Book Value
Goodwill	$253.7	$55.4	$198.3

Intellectual property	$111.3	$111.3	$—
Other intangible assets	503.2	260.9	242.3
Computer software assets	291.1	282.1	9.0
	$905.6	$654.3	$251.3
The following table details the changes to the net book value of goodwill and intangible assets for the years indicated:

	Note	Goodwill	Other Intangible Assets	Computer Software Assets	Total
Balance — January 1, 2018		$23.2	$10.4	$11.2	$44.8
Additions		—	—	3.3	3.3
Acquisitions through business combinations	3	175.2	271.0	3.0	449.2
Amortization		—	(11.6)	(3.8)	(15.4)
Foreign exchange and other		—	—	0.1	0.1
Balance — December 31, 2018		198.4	269.8	13.8	482.0
Additions		—	—	1.8	1.8
Adjustment through business combinations(i)	3	—	(3.0)	(0.7)	(3.7)
Amortization		—	(24.6)	(5.0)	(29.6)
Write down of assets		—	—	(0.8)	(0.8)
Foreign exchange and other		(0.1)	0.1	(0.1)	(0.1)
Balance — December 31, 2019		$198.3	$242.3	$9.0	$449.6

(i)    Adjustments were made in 2019 to reflect the fair value of assets acquired in connection with the Impakt acquisition.
We review the carrying amount of goodwill and intangible assets for impairment whenever events or changes in circumstances (triggering events) indicate that the carrying amount of such assets (or the related CGU or CGUs) may not be recoverable. If any such indication exists, we test the carrying amount of such assets or CGUs for impairment. In addition to an assessment of triggering events during the year, we conduct an Annual Impairment Assessment of CGUs with goodwill in the fourth quarter of each year. We recorded no impairment charges against goodwill or intangible assets during 2017 to 2019, or as a result of our 2017, 2018 or 2019 Annual Impairment Assessments. However, see note 16(a) for a discussion of non-cash restructuring charges recorded in 2017 to 2019 to write-down certain equipment and ROU assets in connection with our restructuring activities.
For our Annual Impairment Assessments, we used cash flow projections based primarily on our plan for the following year and, to a lesser extent, on our three-year strategic plan and other financial projections. Our plans, which are primarily based on financial projections submitted by our subsidiaries along with input from our customer teams, are reviewed by various levels of management as part of our annual planning cycle. The plan for 2020 (used for our 2019 Annual Impairment Assessment) was approved by management and presented to our Board of Directors in December 2019.
The process of determining the recoverable amount of a CGU is subjective and requires management to exercise significant judgment in estimating future growth, profitability, discount and terminal growth rates, among other factors. The assumptions used in our 2019 Annual Impairment Assessment were determined based on past experiences adjusted for expected changes in future conditions. Where applicable, we also engaged independent brokers to obtain market prices to estimate our real property and other asset values. For our 2019 Annual Impairment Assessment, we used cash flow projections over a 5-year period, and applied a perpetuity growth rate of 2% thereafter (consistent with long-term inflation guidance).
Our goodwill balance at December 31, 2019 was $198.3 (December 31, 2018 — $198.4; December 31, 2017 — $23.2). Our capital equipment CGU consists of $112.5 of goodwill attributable to our acquisition of Impakt in November 2018 and $19.5 attributable to prior acquisitions. Our A&D CGU consists of goodwill of $3.7 attributable to our November 2016 acquisition of Lorenz, Inc. and Suntek Manufacturing Technologies, SA de CV, collectively known as Karel Manufacturing. Our Atrenne CGU consists of goodwill of $62.6 attributable to our April 2018 Atrenne acquisition. See note 3 for further details.
We used the following assumptions for purposes of our Annual Impairment Assessments of goodwill for the periods shown:

Assumption	Capital equipment CGU	A&D CGU	Atrenne CGU
Annual revenue growth rate(1)	2019 — 13% over 5 year period; 2018 — 4% over 5 year period; 2017 — 9% over 6 year period	2019 — modest growth over 5 year period; 2018 — modest growth over 5 year period; 2017 — modest growth over 4 year period	2019 — 4% over 5 year period; 2018 — 12% over 4 year period; 2017 — N/A
Average annual margins	2019 — above company margins; 2018 — above company margins; 2017 — slightly above company margins	2019 — slightly above company margins; 2018 — slightly above company margins; 2017 — used company margins	2019 — above company margins; 2018 — above company margins; 2017 — N/A
Discount rate	2019 —13%; 2018 —13%; 2017 —17%	2019 — 10%; 2018 — 11%; 2017 — 9%	2019 — 10%; (2) 2018 — 13%; 2017 — N/A
(1)     Supported by new business awarded in recent years, the expectation of future new business awards, and growth due to our acquisitions.

(2)
The decrease in the discount rate used for our Atrenne CGU is supported by the overall decrease in our weighted average cost of capital, as well as the overall strong performance of this business since its acquisition.

Although our capital equipment CGU generated a net operating loss in 2019, our assumptions for this CGU for our 2019 Annual Impairment Assessment reflect our expectation of market recovery in the capital equipment business. Future growth in revenue and margins are supported by new business awarded recently, near-term customer forecasts, improved demand and performance commencing in Q4 2019, assumptions for additional future program wins based on our current revenue pipeline, margin improvements based on restructuring actions completed during 2019, and external industry outlooks.
Future events and market conditions may impact our assumptions as to prices, costs or other factors that may result in changes to our estimates of future cash flows. Failure to realize the assumed revenues at an appropriate profit margin of a CGU could result in impairment losses in such CGU in future periods, especially with respect to our capital equipment CGU.